Schedule of Investments (unaudited)	iShares® ESG MSCI USA Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	23,140	$2,510,921
Expeditors International of Washington Inc.	30,140	3,280,438
United Parcel Service Inc., Class B	130,032	23,698,332
		29,489,691
Airlines — 0.0%
Delta Air Lines Inc.(a)	28,547	1,190,124

Auto Components — 0.3%
Aptiv PLC(a)	48,117	5,111,950
BorgWarner Inc.	42,744	1,723,438
Lear Corp.	10,586	1,492,203
		8,327,591
Automobiles — 3.6%
Rivian Automotive Inc., Class A(a)	31,658	994,061
Tesla Inc.(a)	155,930	118,235,482
		119,229,543
Banks — 2.0%
Citizens Financial Group Inc.	87,994	3,641,192
First Republic Bank/CA	31,423	4,871,508
Huntington Bancshares Inc./OH	257,302	3,571,352
KeyCorp.	165,627	3,305,915
PNC Financial Services Group Inc. (The)	74,279	13,029,279
Regions Financial Corp.	166,351	3,674,693
SVB Financial Group(a)(b)	10,459	5,109,954
Truist Financial Corp.	235,749	11,726,155
U.S. Bancorp.	250,602	13,299,448
Webster Financial Corp.	31,843	1,563,173
		63,792,669
Beverages — 2.8%
Coca-Cola Co. (The)	731,086	46,336,231
Keurig Dr Pepper Inc.	138,438	4,809,336
PepsiCo Inc.	245,569	41,194,200
		92,339,767
Biotechnology — 1.8%
Amgen Inc.	98,877	25,385,681
Biogen Inc.(a)	26,119	5,223,800
BioMarin Pharmaceutical Inc.(a)	32,655	2,453,370
Gilead Sciences Inc.	222,571	14,433,730
Vertex Pharmaceuticals Inc.(a)	45,217	12,147,547
		59,644,128
Building Products — 0.9%
A O Smith Corp.	23,301	1,400,856
Allegion PLC	15,662	1,748,662
Carrier Global Corp.	151,691	5,962,973
Fortune Brands Home & Security Inc.	24,160	1,675,496
Johnson Controls International PLC	125,282	6,829,122
Lennox International Inc.	5,877	1,227,705
Masco Corp.	42,589	2,414,371
Owens Corning	17,861	1,707,155
Trane Technologies PLC	41,454	5,723,139
		28,689,479
Capital Markets — 4.8%
Ameriprise Financial Inc.	19,659	5,431,192
Bank of New York Mellon Corp. (The)	135,665	6,323,346
BlackRock Inc.	27,013	18,073,858
Carlyle Group Inc. (The)	34,779	1,340,035
Cboe Global Markets Inc.	18,965	2,129,959
Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	257,212	$18,030,561
CME Group Inc.	63,943	12,713,787
FactSet Research Systems Inc.	6,711	2,562,125
Franklin Resources Inc.	53,553	1,450,215
Intercontinental Exchange Inc.	99,732	10,211,559
Invesco Ltd.	61,617	1,191,673
LPL Financial Holdings Inc.	14,195	2,784,917
MarketAxess Holdings Inc.	6,782	1,910,354
Moody’s Corp.(b)	29,587	8,922,552
Morgan Stanley	237,144	20,427,584
Nasdaq Inc.	20,429	3,171,806
Northern Trust Corp.	35,076	3,919,743
Raymond James Financial Inc.	32,955	3,245,738
S&P Global Inc.	62,870	21,971,808
State Street Corp.	65,061	4,716,272
T Rowe Price Group Inc.	40,487	5,145,493
		155,674,577
Chemicals — 2.1%
Celanese Corp.	19,155	2,998,141
Ecolab Inc.	45,897	7,522,977
International Flavors & Fragrances Inc.	45,272	5,983,600
Linde PLC	90,981	29,539,711
Mosaic Co. (The)	65,909	4,129,199
PPG Industries Inc.	41,891	5,298,793
Sherwin-Williams Co. (The)	43,907	11,768,832
		67,241,253
Commercial Services & Supplies — 0.3%
Copart Inc.(a)	37,963	4,347,902
Republic Services Inc.	39,274	5,256,432
Rollins Inc.	39,260	1,392,160
		10,996,494
Communications Equipment — 1.2%
Cisco Systems Inc.	737,397	33,219,735
Motorola Solutions Inc.	29,858	6,560,997
		39,780,732
Construction & Engineering — 0.1%
Quanta Services Inc.	25,492	3,033,548

Construction Materials — 0.1%
Martin Marietta Materials Inc.	11,063	3,754,561
Consumer Finance — 1.0%
Ally Financial Inc.	59,150	2,604,966
American Express Co.	114,574	19,342,382
Discover Financial Services	50,573	5,739,530
Synchrony Financial	92,426	3,423,459
		31,110,337
Containers & Packaging — 0.4%
Amcor PLC	268,698	3,519,944
Ball Corp.	57,067	4,045,480
International Paper Co.	63,468	3,075,024
Westrock Co.	46,670	2,263,028
		12,903,476
Distributors — 0.3%
Genuine Parts Co.	25,329	3,463,234
LKQ Corp.	48,063	2,469,958
Pool Corp.	7,125	2,840,167
		8,773,359

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	69,143	$2,102,639

Diversified Telecommunication Services — 1.2%
Lumen Technologies Inc.	163,308	1,998,890
Verizon Communications Inc.	745,123	38,217,359
		40,216,249
Electric Utilities — 0.3%
Edison International	67,593	4,725,426
Eversource Energy	61,168	5,647,030
		10,372,456
Electrical Equipment — 0.6%
Eaton Corp. PLC	70,904	9,827,294
Generac Holdings Inc.(a)	11,236	2,776,191
Plug Power Inc.(a)	91,974	1,699,680
Rockwell Automation Inc.	20,619	4,395,971
		18,699,136
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp.	31,433	1,521,986
Keysight Technologies Inc.(a)	32,442	4,723,555
Trimble Inc.(a)	44,655	3,038,773
Zebra Technologies Corp., Class A(a)	9,422	3,186,426
		12,470,740
Energy Equipment & Services — 0.7%
Baker Hughes Co.	169,198	6,087,744
Halliburton Co.	159,325	6,452,662
Schlumberger NV	250,836	11,528,423
		24,068,829
Entertainment — 1.4%
Electronic Arts Inc.	49,918	6,921,131
Take-Two Interactive Software Inc.(a)(b)	28,668	3,570,026
Walt Disney Co. (The)(a)	323,357	35,711,547
		46,202,704
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	81,015	20,750,372
Boston Properties Inc.	26,399	2,935,041
Crown Castle International Corp.	76,888	14,581,809
Equinix Inc.	16,104	11,064,897
Healthpeak Properties Inc.	95,911	2,847,598
Prologis Inc.	131,500	16,763,620
SBA Communications Corp.	19,288	6,492,534
Ventas Inc.	70,834	4,019,121
Welltower Inc.	79,392	7,073,033
Weyerhaeuser Co.	133,265	5,266,633
		91,794,658
Food & Staples Retailing — 0.2%
Kroger Co. (The)	123,987	6,567,591

Food Products — 0.8%
Bunge Ltd.	25,016	2,959,893
Campbell Soup Co.	37,489	1,796,098
Conagra Brands Inc.	85,323	2,806,273
General Mills Inc.	107,072	7,478,979
Hormel Foods Corp.	53,097	2,584,231
Kellogg Co.	45,512	3,174,007
McCormick & Co. Inc./MD, NVS	44,347	4,111,854
		24,911,335
Gas Utilities — 0.1%
Atmos Energy Corp.	24,039	2,795,976
Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	37,277	$1,593,219
		4,389,195
Health Care Equipment & Supplies — 1.8%
Abiomed Inc.(a)	8,089	2,133,069
Align Technology Inc.(a)	13,312	3,695,944
Baxter International Inc.	89,064	6,773,317
DENTSPLY SIRONA Inc.	38,878	1,538,014
Dexcom Inc.(a)	17,239	5,136,188
Edwards Lifesciences Corp.(a)	110,623	11,156,330
Hologic Inc.(a)	44,731	3,366,902
IDEXX Laboratories Inc.(a)	14,955	5,856,677
Insulet Corp.(a)	12,292	2,624,096
Novocure Ltd.(a)(b)	16,632	1,336,880
ResMed Inc.	25,926	5,274,904
STERIS PLC	17,775	4,056,255
Teleflex Inc.	8,340	2,399,752
West Pharmaceutical Services Inc.	13,201	4,097,326
		59,445,654
Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	27,745	4,294,648
Anthem Inc.	42,785	21,803,664
Cardinal Health Inc.	49,181	2,769,874
Cigna Corp.	56,974	15,285,554
DaVita Inc.(a)	10,258	1,000,052
HCA Healthcare Inc.	43,114	9,071,186
Humana Inc.	22,478	10,210,182
Laboratory Corp. of America Holdings	16,580	4,090,618
Quest Diagnostics Inc.	21,204	2,990,188
		71,515,966
Health Care Technology — 0.2%
Cerner Corp.	52,316	4,962,173
Teladoc Health Inc.(a)(b)	28,455	970,031
		5,932,204
Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings Inc.	49,585	6,984,543
McDonald’s Corp.	131,991	33,289,450
Vail Resorts Inc.	7,206	1,817,425
		42,091,418
Household Durables — 0.0%
Newell Brands Inc.	71,748	1,538,277

Household Products — 2.6%
Clorox Co. (The)	21,857	3,177,133
Colgate-Palmolive Co.	141,732	11,169,899
Kimberly-Clark Corp.	59,892	7,966,834
Procter & Gamble Co. (The)	425,495	62,922,201
		85,236,067
Industrial Conglomerates — 0.7%
3M Co.	101,374	15,134,124
Roper Technologies Inc.	18,750	8,295,750
		23,429,874
Insurance — 3.3%
Aflac Inc.	109,588	6,637,745
Allstate Corp. (The)	49,409	6,753,716
American International Group Inc.	144,626	8,486,654
Arch Capital Group Ltd.(a)	67,284	3,193,298
Arthur J Gallagher & Co.	36,850	5,967,489
Assurant Inc.	9,781	1,728,205

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	75,658	$15,985,779
Hartford Financial Services Group Inc. (The)	58,871	4,268,736
Lincoln National Corp.	29,083	1,684,778
Loews Corp.	37,449	2,452,535
Marsh & McLennan Companies Inc.	89,244	14,274,578
Principal Financial Group Inc.	46,371	3,381,837
Progressive Corp. (The)(b)	103,734	12,383,765
Prudential Financial Inc.	66,743	7,091,444
Travelers Companies Inc. (The)	42,868	7,675,087
Willis Towers Watson PLC	20,901	4,411,574
		106,377,220
Interactive Media & Services — 7.2%
Alphabet Inc., Class A(a)	53,386	121,465,963
Alphabet Inc., Class C, NVS(a)	50,425	115,008,331
		236,474,294
Internet & Direct Marketing Retail — 0.3%
eBay Inc.	104,296	5,076,086
MercadoLibre Inc.(a)	8,074	6,345,195
		11,421,281
IT Services — 5.9%
Accenture PLC, Class A	112,183	33,482,138
Automatic Data Processing Inc.	74,560	16,622,406
International Business Machines Corp.	159,545	22,151,228
Mastercard Inc., Class A	154,919	55,440,862
Visa Inc., Class A	294,380	62,458,605
Western Union Co. (The)	71,612	1,299,042
		191,454,281
Leisure Products — 0.1%
Hasbro Inc.(b)	23,330	2,093,868

Life Sciences Tools & Services — 2.0%
Agilent Technologies Inc.	53,317	6,801,117
Bio-Techne Corp.	6,984	2,582,194
Illumina Inc.(a)	27,867	6,673,589
Mettler-Toledo International Inc.(a)(b)	4,049	5,207,500
Thermo Fisher Scientific Inc.	69,439	39,411,493
Waters Corp.(a)	10,742	3,522,839
		64,198,732
Machinery — 2.5%
Caterpillar Inc.	95,124	20,532,516
Cummins Inc.	25,282	5,286,972
Deere & Co.	51,734	18,509,391
Dover Corp.	25,619	3,430,640
Fortive Corp.	60,582	3,742,150
IDEX Corp.	13,520	2,589,756
Illinois Tool Works Inc.	55,546	11,557,456
Ingersoll Rand Inc.	72,269	3,407,483
Otis Worldwide Corp.	75,350	5,606,040
Pentair PLC	29,451	1,477,557
Snap-on Inc.	9,548	2,118,510
Xylem Inc./NY	32,088	2,703,414
		80,961,885
Media — 0.4%
Cable One Inc.	974	1,269,219
Interpublic Group of Companies Inc. (The)	70,207	2,262,772
Sirius XM Holdings Inc.(b)	140,197	897,261
Warner Bros. Discovery Inc.(a)	396,058	7,307,270
		11,736,522
Security	Shares	Value

Metals & Mining — 0.6%
Newmont Corp.	141,852	$9,624,658
Nucor Corp.	47,718	6,320,727
Steel Dynamics Inc.	33,958	2,899,334
		18,844,719
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	277,947	1,837,230

Multi-Utilities — 0.5%
Consolidated Edison Inc.	62,935	6,246,928
Sempra Energy	56,030	9,181,076
		15,428,004
Multiline Retail — 0.4%
Target Corp.	85,218	13,795,090

Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy Inc.	40,643	5,558,743
Kinder Morgan Inc.	361,842	7,124,669
Marathon Petroleum Corp.	100,338	10,213,405
ONEOK Inc.	79,335	5,224,210
Phillips 66	85,343	8,603,428
Targa Resources Corp.	38,450	2,769,169
Valero Energy Corp.	72,574	9,405,590
Williams Companies Inc. (The)	216,119	8,009,370
		56,908,584
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	41,230	10,499,219

Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	386,918	29,192,963
Catalent Inc.(a)	30,471	3,140,341
Elanco Animal Health Inc.(a)	75,510	1,789,587
Eli Lilly & Co.	143,690	45,038,194
Jazz Pharmaceuticals PLC(a)	10,936	1,636,900
Johnson & Johnson	466,709	83,788,267
Merck & Co. Inc.	448,685	41,292,480
Zoetis Inc.	83,777	14,320,003
		220,198,735
Professional Services — 0.1%
Robert Half International Inc.	19,795	1,784,519

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	59,551	4,933,205

Road & Rail — 1.7%
AMERCO	1,745	855,015
CSX Corp.	389,343	12,377,214
JB Hunt Transport Services Inc.	14,873	2,566,782
Knight-Swift Transportation Holdings Inc.	27,994	1,361,628
Norfolk Southern Corp.	42,563	10,200,649
Old Dominion Freight Line Inc.	17,311	4,470,393
Union Pacific Corp.	113,054	24,847,008
		56,678,689
Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials Inc.	156,810	18,392,245
Intel Corp.	723,482	32,137,070
Lam Research Corp.	24,763	12,877,503
Nvidia Corp.	443,762	82,859,241
NXP Semiconductors NV	46,550	8,833,328
Texas Instruments Inc.	163,935	28,977,150
		184,076,537

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 14.8%
Adobe Inc.(a)	83,730	$34,871,870
Ansys Inc.(a)	15,524	4,041,829
Autodesk Inc.(a)	39,108	8,124,687
Cadence Design Systems Inc.(a)	49,308	7,580,119
Citrix Systems Inc.	22,202	2,235,519
Guidewire Software Inc.(a)	14,033	1,121,798
HubSpot Inc.(a)	8,013	2,705,910
Intuit Inc.	47,751	19,790,879
Microsoft Corp.	1,264,196	343,696,967
NortonLifeLock Inc.	103,169	2,511,133
Salesforce Inc.(a)	174,841	28,016,522
ServiceNow Inc.(a)	35,462	16,577,421
Splunk Inc.(a)	28,154	2,887,474
VMware Inc., Class A	37,328	4,781,717
Zendesk Inc.(a)	21,608	1,976,052
ZoomInfo Technologies Inc.(a)	46,481	1,877,368
		482,797,265
Specialty Retail — 3.4%
Advance Auto Parts Inc.	10,845	2,059,032
Best Buy Co. Inc.	38,431	3,153,648
Burlington Stores Inc.(a)(b)	11,879	1,999,236
CarMax Inc.(a)(b)	28,826	2,861,557
Home Depot Inc. (The)	185,357	56,116,832
Lowe’s Companies Inc.	118,929	23,226,834
TJX Companies Inc. (The)	211,744	13,460,566
Tractor Supply Co.	20,018	3,750,572
Ulta Beauty, Inc.(a)	9,596	4,060,067
		110,688,344
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	232,678	3,629,777
HP Inc.	186,997	7,262,963
		10,892,740
Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica Inc.(a)(b)	20,925	6,124,538
Nike Inc., Class B	226,548	26,925,230
VF Corp.	58,678	2,960,892
		36,010,660
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Fastenal Co.	102,334	$5,481,009
United Rentals Inc.(a)	12,884	3,841,751
WW Grainger Inc.	8,165	3,976,927
		13,299,687
Water Utilities — 0.2%
American Water Works Co. Inc.(b)	32,297	4,884,921
Essential Utilities Inc.	42,710	1,975,765
		6,860,686
Total Common Stocks — 99.7%
(Cost: $2,788,996,454)		3,257,208,317

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(c)(d)(e)	28,843,620	28,843,620
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	4,746,000	4,746,000
		33,589,620
Total Short-Term Securities — 1.0%
(Cost: $33,589,620)		33,589,620

Total Investments in Securities — 100.7%
(Cost: $2,822,586,074)		3,290,797,937

Liabilities in Excess of Other Assets — (0.7)%		(24,251,660)

Net Assets — 100.0%		$3,266,546,277

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,691,739	$18,158,820	(a)	$—		$(6,230)	$(709)	$28,843,620	28,843,620	$30,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,176,000	—		(1,430,000	)(a)	—	—	4,746,000	4,746,000	4,798		—
BlackRock Inc.	28,721,294	3,558,929		(6,243,619)		2,499,854	(10,462,600)	18,073,858	27,013	395,846		—
						$2,493,624	$(10,463,309)	$51,663,478		$431,431		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts S&P 500 E-Mini Index	33	06/17/22	$6,817	$17,731

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,257,208,317	$—	$—	$3,257,208,317
Money Market Funds	33,589,620	—	—	33,589,620
	$3,290,797,937	$—	$—	$3,290,797,937
Derivative financial instruments(a)
Assets
Futures Contracts	$17,731	$—	$—	$17,731

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares